Accrued Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Accrued professional fees	$ 81,000	$ 25,000
Accrued payroll	26,000	64,000
Accrued vacation	76,000
Accrued severance		42,000
Accrued expense report	29,000
Accrued consulting		50,000
Accrued taxes	7,000
Accrued other	12,000	1,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	204,000
Total accrued expenses	$ 266,000	$ 386,000